Pension and Other Post-Employment Benefits (Defined Periodic Pension And OPEB Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	$ 4	$ 5	$ 5
Interest cost	12	14	15
Expected return on plan assets	(16)	(28)	(15)
Amortization of net actuarial gains and losses	11	15	8
Amortization of net prior service costs			1
Settlement	5
Curtailment	1
Special termination benefits	4
Total Defined Benefit Plan Expense	21	6	14
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	12	14	12
Interest cost	4	4	4
Amortization of transitional obligation			1
Curtailment	(5)
Total Defined Benefit Plan Expense	$ 11	$ 18	$ 17